WARRANTS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Period for registration statement to become effective after business combination	60 days	60 days
Common Class A
Class of Warrant or Right [Line Items]
Share price (in USD per share)	$ 18	$ 18	$ 18
Issue or effective price threshold	$ 9.2	$ 9.2	$ 9.2
Issuances percentage threshold of total equity proceeds	60.00%	60.00%	60.00%
Number of trading days	20 days	20 days
Private And Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	39,300,000		39,300,000
Private Warrants | Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	14,300,000		14,300,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of fractional shares issued upon exercise of warrants (in shares)	0	0	0
Warrants exercisable period	30 days		30 days
Expiration, number of years after business combination	5 years	5 years
Exercise price of warrants (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading days threshold	30 days	30 days
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Percentage value of warrant exercise	115.00%	115.00%	115.00%
Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Percentage value of warrant exercise	180.00%	180.00%	180.00%
Public Warrants | IPO
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	25,000,000		25,000,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Notice period to redeem warrants	30 days	30 days